UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2016

Date of reporting period:	5/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison 20/20 Focus Fund

SEMIANNUAL REPORT	MAY 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison 20/20 Focus Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison 20/20 Focus Fund

July 15, 2016

Prudential Jennison 20/20 Focus Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–3.44	–2.21	41.31	91.29	—
Class B	–3.77	–2.88	36.48	78.24	—
Class C	–3.85	–2.97	36.35	78.03	—
Class Q	–3.20	–1.78	44.35	N/A	50.34 (3/28/11)
Class R	–3.55	–2.40	39.91	87.32	—
Class Z	–3.34	–1.92	43.35	96.79	—
S&P 500 Index	1.92	1.71	73.50	104.28	—
Russell 1000® Index	1.64	0.78	71.86	106.02	—
Lipper Large-Cap Growth Funds Average*	–2.26	–1.21	65.01	109.71	—
Lipper Large-Cap Core Funds Average*	0.59	–0.93	60.69	87.79	—

Average Annual Total Returns (With Sales Charges) as of 6/30/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–9.85	5.73	5.82	—
Class B		–9.19	6.08	5.68	—
Class C		–6.03	6.19	5.68	—
Class Q		–4.13	7.39	N/A	7.52 (3/28/11)
Class R		–4.82	6.72	6.20	—
Class Z		–4.33	7.25	6.73	—
S&P 500 Index		3.98	12.09	7.42	—
Russell 1000 Index		2.93	11.88	7.51	—
Lipper Large-Cap Growth Funds Average*		–1.68	10.41	7.43	—
Lipper Large-Cap Core Funds Average*		0.68	10.22	6.45	—

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*The Fund is compared to the Lipper Large-Cap Core Funds performance universe, although Lipper classifies the Fund in the Lipper Large-Cap Growth Funds performance universe. The Lipper Large-Cap Core Funds performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparison.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the Index measured from the month-end closest to the inception date through 5/31/16 is 76.61% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 11.50% for Class Q shares.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000® Index, an index that represents approximately 98% of the US market. The cumulative total return for the Index measured from the month-end closest to the inception date through

Prudential Jennison 20/20 Focus Fund	5

Your Fund’s Performance (continued)

5/31/16 is 75.13% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 11.31% for Class Q shares.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Large-Cap Growth Funds Universe. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/16 is 67.99% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 6/30/16 is 9.98% for Class Q shares.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/16 is 63.78% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 6/30/16 is 9.77% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Growth Holdings expressed as a percentage of net assets as of 5/31/16 (%)
Amazon.com, Inc., Internet & Catalog Retail	5.1
salesforce.com, Inc., Software	4.3
Facebook, Inc. (Class A Stock), Internet Software & Services	4.1
Visa, Inc. (Class A Stock), IT Services	3.4
Tencent Holdings Ltd., Internet Software & Services	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 5/31/16 (%)
JPMorgan Chase & Co., Banks	3.7
MetLife, Inc., Insurance	3.0
PNC Financial Services Group, Inc. (The), Banks	3.0
Mendelez International, Inc. (Class A Stock), Food Products	2.4
PG&E Corp., Electric Utilities	2.3

Holdings reflect only long-term investments and are subject to change.

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Five Largest Industries expressed as a percentage of net assets as of 5/31/16 (%)
Internet Software & Services	13.3
Pharmaceuticals	11.6
Software	8.9
Internet & Catalog Retail	7.4
Specialty Retail	7.0

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison 20/20 Focus Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2015, at the beginning of the period, and held through the six-month period ended May 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison 20/20 Focus Fund		Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$965.60	1.22%	$6.00
	Hypothetical	$1,000.00	$1,018.90	1.22%	$6.16
Class B	Actual	$1,000.00	$962.30	1.92%	$9.42
	Hypothetical	$1,000.00	$1,015.40	1.92%	$9.67
Class C	Actual	$1,000.00	$961.50	1.92%	$9.42
	Hypothetical	$1,000.00	$1,015.40	1.92%	$9.67
Class Q	Actual	$1,000.00	$968.00	0.78%	$3.84
	Hypothetical	$1,000.00	$1,021.10	0.78%	$3.94
Class R	Actual	$1,000.00	$964.50	1.42%	$6.97
	Hypothetical	$1,000.00	$1,017.90	1.42%	$7.16
Class Z	Actual	$1,000.00	$966.60	0.92%	$4.52
	Hypothetical	$1,000.00	$1,020.40	0.92%	$4.65

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2016, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison 20/20 Focus Fund	9

Fees and Expenses (unaudited) (continued)

The Fund’s annualized expense ratios for the six-month period ended May 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.22	1.22
B	1.92	1.92
C	1.92	1.92
Q	0.78	0.78
R	1.67	1.42
Z	0.92	0.92

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of May 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS

Aerospace & Defense 1.2%
Boeing Co. (The)	135,772	$17,127,638

Banks 6.8%
JPMorgan Chase & Co.	811,916	52,993,757
PNC Financial Services Group, Inc. (The)	481,765	43,233,591

		96,227,348

Beverages 1.9%
Monster Beverage Corp.*	179,002	26,850,300

Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.*	195,683	29,528,565
Celgene Corp.*	313,284	33,057,727

		62,586,292

Chemicals 1.0%
Dow Chemical Co. (The)	276,944	14,223,844

Consumer Finance 2.0%
SLM Corp.*	4,056,325	27,866,953

Electric Utilities 2.3%
PG&E Corp.	551,172	33,114,414

Electrical Equipment 1.8%
Eaton Corp. PLC	425,931	26,250,128

Energy Equipment & Services 2.0%
Halliburton Co.	684,861	28,887,437

Food Products 2.4%
Mondelez International, Inc. (Class A Stock)	759,495	33,789,933

Health Care Equipment & Supplies 1.9%
Zimmer Biomet Holdings, Inc.	227,439	27,772,576

Hotels, Restaurants & Leisure 3.5%
Carnival Corp.	499,516	23,846,894
McDonald’s Corp.	215,802	26,340,792

		50,187,686

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	11

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 3.0%
MetLife, Inc.	951,299	$43,331,670

Internet & Catalog Retail 7.4%
Amazon.com, Inc.*	100,129	72,372,240
Netflix, Inc.*	317,576	32,573,770

		104,946,010

Internet Software & Services 13.3%
Alphabet, Inc. (Class A Stock)*	44,436	33,275,899
Alphabet, Inc. (Class C Stock)*	45,510	33,482,617
eBay, Inc.*	706,697	17,285,809
Facebook, Inc. (Class A Stock)*	487,509	57,920,944
Tencent Holdings Ltd. (China), ADR(a)	2,116,038	47,187,647

		189,152,916

IT Services 5.0%
MasterCard, Inc. (Class A Stock)	233,349	22,378,169
Visa, Inc. (Class A Stock)	615,483	48,586,228

		70,964,397

Media 2.1%
Comcast Corp. (Class A Stock)	481,014	30,448,186

Multiline Retail 1.8%
Target Corp.	371,829	25,574,399

Oil, Gas & Consumable Fuels 3.4%
Noble Energy, Inc.	743,674	26,586,345
Occidental Petroleum Corp.	291,243	21,971,372

		48,557,717

Pharmaceuticals 11.6%
Allergan PLC*	177,181	41,770,421
Bristol-Myers Squibb Co.	563,145	40,377,496
Pfizer, Inc.	769,593	26,704,877
Shire PLC, ADR(a)	300,648	55,968,632

		164,821,426

Semiconductors & Semiconductor Equipment 2.2%
Texas Instruments, Inc.	506,594	30,699,596

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software 8.9%
Adobe Systems, Inc.*	364,211	$36,228,068
Microsoft Corp.	546,914	28,986,442
salesforce.com, inc.*	735,386	61,559,162

		126,773,672

Specialty Retail 7.0%
Home Depot, Inc. (The)	172,203	22,751,460
Industria de Diseno Textil SA (Spain)	937,605	31,676,268
O’Reilly Automotive, Inc.*	113,260	29,949,342
TJX Cos., Inc. (The)	207,153	15,768,486

		100,145,556

Textiles, Apparel & Luxury Goods 2.5%
NIKE, Inc. (Class B Stock)	656,276	36,239,561

TOTAL LONG-TERM INVESTMENTS (cost $1,146,876,567)		1,416,539,655

SHORT-TERM INVESTMENT 4.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $59,512,566; includes $57,250,410 of cash collateral for securities on loan)(Note 3)(b)(c)	59,512,566	59,512,566

TOTAL INVESTMENTS 103.6% (cost $1,206,389,133)(Note 5)		1,476,052,221
Liabilities in excess of other assets (3.6)%		(51,038,008)

NET ASSETS 100.0%		$1,425,014,213

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,872,702; cash collateral of $57,250,410 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	13

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,127,638	$—	$—
Banks	96,227,348	—	—
Beverages	26,850,300	—	—
Biotechnology	62,586,292	—	—
Chemicals	14,223,844	—	—
Consumer Finance	27,866,953	—	—
Electric Utilities	33,114,414	—	—
Electrical Equipment	26,250,128	—	—
Energy Equipment & Services	28,887,437	—	—
Food Products	33,789,933	—	—
Health Care Equipment & Supplies	27,772,576	—	—
Hotels, Restaurants & Leisure	50,187,686	—	—
Insurance	43,331,670	—	—
Internet & Catalog Retail	104,946,010	—	—
Internet Software & Services	189,152,916	—	—
IT Services	70,964,397	—	—
Media	30,448,186	—	—
Multiline Retail	25,574,399	—	—
Oil, Gas & Consumable Fuels	48,557,717	—	—
Pharmaceuticals	164,821,426	—	—
Semiconductors & Semiconductor Equipment	30,699,596	—	—
Software	126,773,672	—	—
Specialty Retail	68,469,288	31,676,268	—
Textiles, Apparel & Luxury Goods	36,239,561	—	—
Affiliated Mutual Fund	59,512,566	—	—

Total	$1,444,375,953	$31,676,268	$—

See Notes to Financial Statements.

14

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2016 were as follows:

Internet Software & Services	13.3%
Pharmaceuticals	11.6
Software	8.9
Internet & Catalog Retail	7.4
Specialty Retail	7.0
Banks	6.8
IT Services	5.0
Biotechnology	4.4
Affiliated Mutual Fund (including 4.0% of collateral for securities on loan)	4.2
Hotels, Restaurants & Leisure	3.5
Oil, Gas & Consumable Fuels	3.4
Insurance	3.0
Textiles, Apparel & Luxury Goods	2.5
Food Products	2.4
Electric Utilities	2.3%
Semiconductors & Semiconductor Equipment	2.2
Media	2.1
Energy Equipment & Services	2.0
Consumer Finance	2.0
Health Care Equipment & Supplies	1.9
Beverages	1.9
Electrical Equipment	1.8
Multiline Retail	1.8
Aerospace & Defense	1.2
Chemicals	1.0

103.6
Liabilities in excess of other assets	(3.6)

100.0%

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2016

Assets
Investments at value, including securities on loan of $55,872,702:
Unaffiliated investments (cost $1,146,876,567)	$1,416,539,655
Affiliated investments (cost $59,512,566)	59,512,566
Receivable for investments sold	11,148,387
Dividends and interest receivable	1,957,304
Receivable for Fund shares sold	309,796
Tax reclaim receivable	227,251
Prepaid expenses	3,645

Total assets	1,489,698,604

Liabilities
Payable to broker for collateral for securities on loan	57,250,410
Payable for Fund shares reacquired	3,933,608
Loan payable	1,293,000
Management fee payable	880,896
Distribution fee payable	440,689
Accrued expenses and other liabilities	426,024
Payable to custodian	378,032
Affiliated transfer agent fee payable	81,245
Loan interest payable	487

Total liabilities	64,684,391

Net Assets	$1,425,014,213

Net assets were comprised of:
Shares of beneficial interest, at par	$101,550
Paid-in capital in excess of par	1,129,096,919

1,129,198,469
Distributions in excess of net investment income	(702,099)
Accumulated net realized gain on investment and foreign currency transactions	26,855,195
Net unrealized appreciation on investments and foreign currencies	269,662,648

Net assets, May 31, 2016	$1,425,014,213

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($675,899,546 ÷ 46,461,888 shares of beneficial interest issued and outstanding)	$14.55
Maximum sales charge (5.50% of offering price)	0.85

Maximum offering price to public	$15.40

Class B
Net asset value, offering price and redemption price per share ($61,663,903 ÷ 5,396,859 shares of beneficial interest issued and outstanding)	$11.43

Class C
Net asset value, offering price and redemption price per share ($224,372,294 ÷ 19,622,357 shares of beneficial interest issued and outstanding)	$11.43

Class Q
Net asset value, offering price and redemption price per share ($8,671,662 ÷ 549,611 shares of beneficial interest issued and outstanding)	$15.78

Class R
Net asset value, offering price and redemption price per share ($72,964,334 ÷ 5,197,787 shares of beneficial interest issued and outstanding)	$14.04

Class Z
Net asset value, offering price and redemption price per share ($381,442,474 ÷ 24,321,691 shares of beneficial interest issued and outstanding)	$15.68

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	17

Statement of Operations (unaudited)

Six Months Ended May 31, 2016

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $92,918)	$8,297,897
Affiliated income from securities lending, net	425,031
Affiliated dividend income	63,683

Total income	8,786,611

Expenses
Management fee	5,403,839
Distribution fee—Class A	1,024,023
Distribution fee—Class B	326,540
Distribution fee—Class C	1,174,668
Distribution fee—Class R	280,788
Transfer agent’s fees and expenses (including affiliated expense of $234,000)	1,050,000
Custodian and accounting fees	106,000
Shareholders’ reports	84,000
Registration fees	50,000
Trustees’ fees	18,000
Legal fees and expenses	14,000
Audit fee	13,000
Insurance expenses	11,000
Commitment fee on syndicated credit agreement	6,000
Loan interest expense	3,758
Miscellaneous	14,632

Total expenses	9,580,248
Less: Distribution fee waiver—Class R	(93,600)

Net expenses	9,486,648

Net investment income (loss)	(700,037)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	36,147,667
Foreign currency transactions	(11,568)

36,136,099

Net change in unrealized appreciation (depreciation) on:
Investments	(101,532,206)
Foreign currencies	(440)

(101,532,646)

Net gain (loss) on investment and foreign currency transactions	(65,396,547)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(66,096,584)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2016	Year Ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(700,037)	$435,937
Net realized gain (loss) on investment and foreign currency transactions	36,136,099	247,812,726
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(101,532,646)	(169,120,381)

Net increase (decrease) in net assets resulting from operations	(66,096,584)	79,128,282

Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	(17,634)	—
Class Z	(420,366)	—

	(438,000)	—

Distributions from net realized gains
Class A	(106,289,725)	(84,461,713)
Class B	(13,538,394)	(12,658,490)
Class C	(45,641,406)	(37,688,891)
Class Q	(1,139,710)	(1,183,921)
Class R	(11,967,999)	(9,889,285)
Class Z	(61,718,594)	(54,020,045)

	(240,295,828)	(199,902,345)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	75,043,166	127,632,451
Net asset value of shares issued in reinvestment of dividends and distributions	219,890,480	181,243,815
Cost of shares reacquired	(291,143,907)	(548,306,175)

Net increase (decrease) in net assets from Fund share transactions	3,789,739	(239,429,909)

Total Increase (decrease)	(303,040,673)	(360,203,972)

Net Assets:
Beginning of period	1,728,054,886	2,088,258,858

End of period(a)	$1,425,014,213	$1,728,054,886

(a) Includes undistributed net investment income of:	$—	$435,938

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of two funds: Prudential Jennison 20/20 Focus Fund (the “Fund”) and Prudential Jennison MLP Fund. These financial statements relate to Prudential Jennison 20/20 Focus Fund. The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

20

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it

Prudential Jennison 20/20 Focus Fund	21

Notes to Financial Statements (unaudited) (continued)

operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

22

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis.

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged

Prudential Jennison 20/20 Focus Fund	23

Notes to Financial Statements (unaudited) (continued)

to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..75% of the Fund’s average daily net assets up to and including $1 billion and .70% of such average daily net assets in excess of $1 billion. The effective management fee rate was .73% for the six months ended May 31, 2016.

There are two portfolio managers at Jennison, both of which manage approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets

24

between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the Fund’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2017.

PIMS has advised the Fund that it received $251,409 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2016, it received $533, $20,421 and $3,755 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of

Prudential Jennison 20/20 Focus Fund	25

Notes to Financial Statements (unaudited) (continued)

Operations as “Affiliated income from securities lending, net”. For the period December 1, 2015 through February 4, 2016, PGIM, Inc. has been compensated $30,851 for these services. At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016 and totaled $33,080. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2016 were $440,889,081 and $648,877,026, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2016 were as follows:

Tax Basis	$1,216,083,180

Appreciation	305,381,868
Depreciation	(45,412,827)

Net Unrealized Appreciation	$259,969,041

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income

26

tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z.

Prudential Jennison 20/20 Focus Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2016:
Shares sold	1,526,292	$21,808,017
Shares issued in reinvestment of dividends and distributions	6,894,808	102,456,848
Shares reacquired	(7,422,667)	(105,904,272)

Net increase (decrease) in shares outstanding before conversion	998,433	18,360,593
Shares issued upon conversion from other share class(es)	654,274	9,302,756
Shares reacquired upon conversion into other share class(es)	(184,249)	(2,596,147)

Net increase (decrease) in shares outstanding	1,468,458	$25,067,202

Year ended November 30, 2015:
Shares sold	2,578,004	$43,525,240
Shares issued in reinvestment of dividends and distributions	5,077,026	80,927,805
Shares reacquired	(11,596,448)	(196,844,821)

Net increase (decrease) in shares outstanding before conversion	(3,941,418)	(72,391,776)
Shares issued upon conversion from other share class(es)	1,223,247	20,797,708
Shares reacquired upon conversion into other share class(es)	(650,862)	(11,169,541)

Net increase (decrease) in shares outstanding	(3,369,033)	$(62,763,609)

Class B
Six months ended May 31, 2016:
Shares sold	59,733	$697,839
Shares issued in reinvestment of dividends and distributions	1,080,776	12,655,888
Shares reacquired	(714,054)	(7,912,035)

Net increase (decrease) in shares outstanding before conversion	426,455	5,441,692
Shares reacquired upon conversion into other share class(es)	(738,515)	(8,255,790)

Net increase (decrease) in shares outstanding	(312,060)	$(2,814,098)

Year ended November 30, 2015:
Shares sold	105,552	$1,431,096
Shares issued in reinvestment of dividends and distributions	884,544	11,605,223
Shares reacquired	(1,318,354)	(18,321,803)

Net increase (decrease) in shares outstanding before conversion	(328,258)	(5,285,484)
Shares reacquired upon conversion into other share class(es)	(1,436,582)	(20,104,800)

Net increase (decrease) in shares outstanding	(1,764,840)	$(25,390,284)

28

Class C	Shares	Amount
Six months ended May 31, 2016:
Shares sold	1,225,656	$13,805,169
Shares issued in reinvestment of dividends and distributions	3,443,067	40,352,743
Shares reacquired	(4,227,571)	(48,077,252)

Net increase (decrease) in shares outstanding before conversion	441,152	6,080,660
Shares reacquired upon conversion into other share class(es)	(280,293)	(3,118,676)

Net increase (decrease) in shares outstanding	160,859	$2,961,984

Year ended November 30, 2015:
Shares sold	1,388,703	$19,034,428
Shares issued in reinvestment of dividends and distributions	2,520,926	33,074,549
Shares reacquired	(5,649,520)	(78,589,750)

Net increase (decrease) in shares outstanding before conversion	(1,739,891)	(26,480,773)
Shares reacquired upon conversion into other share class(es)	(488,777)	(6,877,245)

Net increase (decrease) in shares outstanding	(2,228,668)	$(33,358,018)

Class Q
Six months ended May 31, 2016:
Shares sold	33,951	$500,481
Shares issued in reinvestment of dividends and distributions	71,974	1,157,344
Shares reacquired	(35,396)	(545,312)

Net increase (decrease) in shares outstanding	70,529	$1,112,513

Year ended November 30, 2015:
Shares sold	49,047	$871,958
Shares issued in reinvestment of dividends and distributions	69,520	1,183,921
Shares reacquired*	(313,279)	(5,736,842)

Net increase (decrease) in shares outstanding	(194,712)	$(3,680,963)

Class R
Six months ended May 31, 2016:
Shares sold	357,733	$4,867,176
Shares issued in reinvestment of dividends and distributions	790,999	11,350,830
Shares reacquired	(1,026,174)	(13,986,566)

Net increase (decrease) in shares outstanding	122,558	$2,231,440

Year ended November 30, 2015
Shares sold	716,908	$11,765,561
Shares issued in reinvestment of dividends and distributions	599,785	9,296,669
Shares reacquired	(1,961,366)	(32,495,811)

Net increase (decrease) in shares outstanding	(644,673)	$(11,433,581)

Prudential Jennison 20/20 Focus Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended May 31, 2016:
Shares sold	2,218,293	$33,364,484
Shares issued in reinvestment of dividends and distributions	3,244,802	51,916,827
Shares reacquired	(7,535,063)	(114,718,470)

Net increase (decrease) in shares outstanding before conversion	(2,071,968)	(29,437,159)
Shares issued upon conversion from other share class(es)	343,328	5,200,689
Shares reacquired upon conversion into other share class(es)	(34,780)	(532,832)

Net increase (decrease) in shares outstanding	(1,763,420)	$(24,769,302)

Year ended November 30, 2015:
Shares sold	2,847,943	$51,004,168
Shares issued in reinvestment of dividends and distributions	2,664,050	45,155,648
Shares reacquired	(11,942,214)	(216,317,148)

Net increase (decrease) in shares outstanding before conversion	(6,430,221)	(120,157,332)
Shares issued upon conversion from other share class(es)	982,106	17,917,190
Shares reacquired upon conversion into other share class(es)	(30,986)	(563,312)

Net increase (decrease) in shares outstanding	(5,479,101)	$(102,803,454)

*	Includes affiliated redemption of 83 shares with a value of $1,533 for Class Q shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended May 31, 2016. The average daily balance for the 29 days that the Fund had loans outstanding during the period was $2,940,690, borrowed at a weighted average interest rate of 1.61%. The maximum loan outstanding amount during the period was $16,371,000. At May 31, 2016, the Fund had an outstanding loan amount of $1,293,000.

30

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison 20/20 Focus Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,		Ten Months Ended November 30,		Year Ended January 31,
	2016		2015	2014	2013(i)		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.48		$18.55	$19.71	$16.60		$15.83	$15.98	$13.84
Income (loss) from investment operations:
Net investment income (loss)	-		.02	(.05)	.05		(.01)	(.02)	-	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.55)		.67	1.60	3.59		1.59	.29	2.14
Total from investment operations	(.55)		.69	1.55	3.64		1.58	.27	2.14
Less Distributions:
Distributions from net realized gains	(2.38)		(1.76)	(2.71)	(.53)		(.81)	(.42)	-
Capital Contributions(c):	-		-	-	-		-	-	-	(b)
Net asset value, end of period	$14.55		$17.48	$18.55	$19.71		$16.60	$15.83	$15.98
Total Return(d):	(3.44)%		4.62%	9.49%	22.35%		10.37%	1.77%	15.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$675,900		$786,591	$897,251	$1,174,447		$1,065,531	$1,125,940	$1,183,059
Average net assets (000)	$682,725		$826,377	$1,017,334	$1,110,859		$1,097,353	$1,139,012	$1,143,188
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.22%	(g)	1.18%	1.18%	1.18%	(g)	1.18%	1.18%	1.19%
Expenses before waivers and/or expense reimbursement	1.22%	(g)	1.18%	1.18%	1.18%	(g)	1.18%	1.18%	1.19%
Net investment income (loss)	(.03)%	(g)	.09%	(.26)%	.30%	(g)	(.05)%	(.11)%	-%	(f)
Portfolio turnover rate	30%	(h)	73%	88%	62%	(h)	59%	82%	116%

(a)	Calculated based on average shares outstanding during period.
(b)	Less than $.005 per share.
(c)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less that one full year are not annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
(f)	Less than .005% per share.
(g)	Annualized.
(h)	Not annualized.
(i)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,		Ten Months Ended November 30,		Year Ended January 31,
	2016		2015	2014	2013(h)		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.29		$15.60	$17.11	$14.56		$14.08	$14.36	$12.52
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.08)	(.14)	(.05)		(.11)	(.12)	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.44)		.53	1.34	3.13		1.40	.26	1.93
Total from investment operations	(.48)		.45	1.20	3.08		1.29	.14	1.84
Less Distributions:
Distributions from net realized gains	(2.38)		(1.76)	(2.71)	(.53)		(.81)	(.42)	-
Capital Contributions(e):	-		-	-	-		-	-	-	(d)
Net asset value, end of period	$11.43		$14.29	$15.60	$17.11		$14.56	$14.08	$14.36
Total Return(b):	(3.77)%		3.87%	8.77%	21.62%		9.59%	1.06%	14.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,664		$81,580	$116,571	$141,499		$137,765	$148,930	$165,659
Average net assets (000)	$65,312		$96,741	$128,076	$136,116		$142,736	$157,386	$155,300
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(f)	1.88%	1.88%	1.88%	(f)	1.88%	1.88%	1.89%
Expenses before waivers and/or expense reimbursement	1.92%	(f)	1.88%	1.88%	1.88%	(f)	1.88%	1.88%	1.89%
Net investment income (loss)	(.72)%	(f)	(.60)%	(.95)%	(.40)%	(f)	(.75)%	(.81)%	(.70)%
Portfolio turnover rate	30%	(g)	73%	88%	62%	(g)	59%	82%	116%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.
(h)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,		Ten Months Ended November 30,		Year Ended January 31,
	2016		2015	2014	2013(h)		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.30		$15.61	$17.12	$14.57		$14.08	$14.36	$12.53
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.08)	(.14)	(.05)		(.11)	(.12)	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.45)		.53	1.34	3.13		1.41	.26	1.92
Total from investment operations	(.49)		.45	1.20	3.08		1.30	.14	1.83
Less Distributions:
Distributions from net realized gains	(2.38)		(1.76)	(2.71)	(.53)		(.81)	(.42)	-
Capital Contributions(e):	-		-	-	-		-	-	-	(d)
Net asset value, end of period	$11.43		$14.30	$15.61	$17.12		$14.57	$14.08	$14.36
Total Return(b):	(3.85)%		3.88%	8.77%	21.61%		9.66%	1.06%	14.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$224,372		$278,283	$338,517	$365,467		$335,759	$366,089	$398,038
Average net assets (000)	$234,960		$299,170	$353,049	$345,686		$349,269	$381,245	$370,033
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(f)	1.88%	1.88%	1.88%	(f)	1.88%	1.88%	1.89%
Expenses before waivers and/or expense reimbursement	1.92%	(f)	1.88%	1.88%	1.88%	(f)	1.88%	1.88%	1.89%
Net investment income (loss)	(.73)%	(f)	(.60)%	(.95)%	(.40)%	(f)	(.75)%	(.81)%	(.70)%
Portfolio turnover rate	30%	(g)	73%	88%	62%	(g)	59%	82%	116%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.
(h)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

34

Class Q Shares
	Six Months Ended May 31,	Year Ended November 30,		Ten Months Ended November 30,		Year Ended January 31,	March 28, 2011(a) through January 31,
	2016	2015	2014	2013(g)		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$18.76	$19.69	$20.72	$17.37		$16.45	$17.09
Income (loss) from investment operations:
Net investment income (loss)	.03	.09	.03	.12		.06	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.59)	.74	1.69	3.76		1.67	(.27)
Total from investment operations	(.56)	.83	1.72	3.88		1.73	(.22)
Less Dividends and Distributions:
Dividends from net investment income	(.04)	-	(.04)	-		-	-
Distributions from net realized gains	(2.38)	(1.76)	(2.71)	(.53)		(.81)	(.42)
Total dividends and distributions	(2.42)	(1.76)	(2.75)	(.53)		(.81)	(.42)
Net asset value, end of period	$15.78	$18.76	$19.69	$20.72		$17.37	$16.45
Total Return(c):	(3.25)%	5.11%	9.93%	22.75%		10.90%	(1.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,672	$8,987	$13,270	$18,030		$23,654	$20,845
Average net assets (000)	$8,490	$11,036	$14,793	$22,424		$18,725	$23,124
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.78% (e)	.76%	.76%	.75%	(e)	.75%	.75%	(e)
Expenses before waivers and/or expense reimbursement	.78% (e)	.76%	.76%	.75%	(e)	.75%	.75%	(e)
Net investment income (loss)	.41% (e)	.52%	.16%	.80%	(e)	.37%	.35%	(e)
Portfolio turnover rate	30% (f)	73%	88%	62%	(f)	59%	82%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,		Ten Months Ended November 30,		Year Ended January 31,
	2016		2015	2014	2013(h)		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.97		$18.09	$19.32	$16.31		$15.60	$15.78	$13.70
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.02)	(.08)	.02		(.04)	(.05)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.53)		.66	1.56	3.52		1.56	.29	2.11
Total from investment operations	(.55)		.64	1.48	3.54		1.52	.24	2.08
Less Distributions:
Distributions from net realized gains	(2.38)		(1.76)	(2.71)	(.53)		(.81)	(.42)	-
Capital Contributions(b):	-		-	-	-		-	-	-	(c)
Net asset value, end of period	$14.04		$16.97	$18.09	$19.32		$16.31	$15.60	$15.78
Total Return(d):	(3.55)%		4.44%	9.29%	22.13%		10.14%	1.60%	15.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,964		$86,122	$103,493	$127,424		$114,584	$109,794	$92,276
Average net assets (000)	$74,878		$93,073	$110,415	$121,488		$115,501	$102,506	$72,700
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.42%	(f)	1.38%	1.38%	1.38%	(f)	1.38%	1.38%	1.39%
Expenses before waivers and/or expense reimbursement	1.67%	(f)	1.63%	1.63%	1.63%	(f)	1.63%	1.63%	1.64%
Net investment income (loss)	(.23)%	(f)	(.10)%	(.46)%	.11%	(f)	(.25)%	(.32)%	(.23)%
Portfolio turnover rate	30%	(g)	73%	88%	62%	(g)	59%	82%	116%

(a)	Calculated based on average shares outstanding during period.
(b)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(c)	Less than $.005 per share.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
(h)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended May 31,	Year Ended November 30,		Ten Months Ended November 30,		Year Ended January 31,
	2016	2015	2014	2013(h)		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.65	$19.62	$20.64	$17.33		$16.44	$16.52	$14.27
Income (loss) from investment operations:
Net investment income (loss)	.02	.07	.01	.09		.04	.03	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.60)	.72	1.70	3.75		1.66	.31	2.21
Total from investment operations	(.58)	.79	1.71	3.84		1.70	.34	2.25
Less Dividends and Distributions:
Dividends from net investment income	(.01)	-	(.02)	-		-	-	-
Distributions from net realized gains	(2.38)	(1.76)	(2.71)	(.53)		(.81)	(.42)	-
Total dividends and distributions	(2.39)	(1.76)	(2.73)	(.53)		(.81)	(.42)	-
Capital Contributions(b):	-	-	-	-		-	-	-	(c)
Net asset value, end of period	$15.68	$18.65	$19.62	$20.64		$17.33	$16.44	$16.52
Total Return(d):	(3.34)%	4.91%	9.89%	22.57%		10.72%	2.14%	15.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$381,442	$486,493	$619,157	$599,835		$643,397	$776,442	$792,376
Average net assets (000)	$406,160	$524,291	$600,882	$593,229		$731,863	$792,733	$719,773
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	.92% (f)	.88%	.88%	.88%	(f)	.88%	.88%	.89%
Expenses before waivers and/or expense reimbursement	.92% (f)	.88%	.88%	.88%	(f)	.88%	.88%	.89%
Net investment income (loss)	.28% (f)	.40%	.04%	.60%	(f)	.25%	.19%	.30%
Portfolio turnover rate	30% (g)	73%	88%	62%	(g)	59%	82%	116%

(a)	Calculated based on average shares outstanding during period.
(b)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(c)	Less than $.005 per share.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
(h)	For the ten month period ended November 30, 2013. The Fund changed its fiscal year end from January 31 to November 30.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison 20/20 Focus Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON 20/20 FOCUS FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PJTQX	JTWRX	PTWZX
CUSIP	74440G107	74440G206	74440G305	74440G602	74440G503	74440G404

MF183E2    0294355-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Jennison MLP Fund

SEMIANNUAL REPORT	MAY 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison MLP Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison MLP Fund

July 15, 2016

Prudential Jennison MLP Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (without Sales Charges) as of 5/31/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	5.61	–27.12	–14.27 (12/18/13)
Class C	5.43	–27.61	–15.73 (12/18/13)
Class Z	5.86	–26.83	–13.63 (12/18/13)
Alerian MLP Index	5.22	–24.20	–22.92
S&P 500 Index	1.92	1.71	19.34
Lipper Custom Energy MLP Funds Average*	1.21	–27.26	–23.75
Lipper Energy MLP Funds Average*	1.64	–28.42	–24.07

Average Annual Total Returns (with Sales Charges) as of 6/30/16
		One Year (%)	Since Inception (%)
Class A		–25.68	–6.56 (12/18/13)
Class C		–22.65	–5.16 (12/18/13)
Class Z		–21.18	–4.23 (12/18/13)
Alerian MLP Index		–13.11	–8.07
S&P 500 Index		3.98	7.44
Lipper Custom Energy MLP Funds Average*		–20.31	–9.31
Lipper Energy MLP Funds Average*		–21.09	–9.95

The Fund’s returns are calculated on a post corporate tax basis.

*The Lipper Custom Average is a custom group of Unlevered, C-Corporation structured MLP Funds in the Lipper Energy MLP Funds performance universe. Although Lipper classifies the Fund in the Energy MLP Funds performance universe, the Lipper Custom Average is used because the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Alerian MLP Index—The Alerian MLP Index is an unmanaged index composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The Index is calculated using a float-adjusted, capitalization-weighted methodology.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Energy MLP Funds Average—Funds in the Lipper Energy MLP Funds Average (Lipper Average) invest primarily in Master Limited Partnerships (MLPs) engaged in the transportation, storage, and processing of minerals and natural resources in the energy sector.

Lipper Custom Energy MLP Funds Average—The Lipper Custom Energy MLP Funds Average (Lipper Custom Average) consists only of Funds unlevered and structured as C-Corporations within Lipper’s Energy MLP Funds category, and not the entire Energy MLP Funds category. These returns do not include the effect of any sales charges or taxes. These returns would be lower if they included the effect of these expenses.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception return for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Prudential Jennison MLP Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 5/31/16 (%)
Enterprise Products Partners LP, Oil & Gas Storage & Transportation	5.3
Cheniere Energy Partners LP, Oil & Gas Storage & Transportation	5.2
Energy Transfer Partners LP, Oil & Gas Storage & Transportation	5.2
Tallgrass Energy Partners LP, Oil & Gas Storage & Transportation	5.1
Buckeye Partners LP, Oil & Gas Storage & Transportation	4.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/16 (%)
Oil & Gas Storage & Transportation	85.2
Electric Utilities	3.4
Oil & Gas Exploration & Production	3.2
Oil & Gas Refining & Marketing	2.9
Oil & Gas Equipment & Services	1.9

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2015, at the beginning of the period, and held through the six-month period ended May 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison MLP Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). The expenses in the table do reflect current/deferred tax expenses/(benefit). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison MLP Fund		Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,056.10	1.50%	$7.71
	Hypothetical	$1,000.00	$1,017.50	1.50%	$7.57
Class C	Actual	$1,000.00	$1,054.30	2.25%	$11.56
	Hypothetical	$1,000.00	$1,013.75	2.25%	$11.33
Class Z	Actual	$1,000.00	$1,058.60	1.25%	$6.43
	Hypothetical	$1,000.00	$1,018.75	1.25%	$6.31

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2016, and divided by the 366 days in the Fund's fiscal year ending November 30, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios before tax expenses for the six-month period ended May 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.57	1.50
C	2.27	2.25
Z	1.27	1.25

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

8	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of May 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS 13.7%

Oil & Gas Storage & Transportation 13.1%
Enbridge, Inc. (Canada)	153,850	$6,133,586
ONEOK, Inc.	169,811	7,344,326
SemGroup Corp. (Class A Stock)	258,573	8,220,035
Targa Resources Corp.	183,443	7,856,864
TransCanada Corp., Sub Receipt (Canada)	33,201	1,366,929
TransCanada Corp. (Canada)	97,522	4,041,137

		34,962,877

Renewable Electricity 0.6%
Atlantica Yield PLC (Spain)	89,935	1,617,031

TOTAL COMMON STOCKS (cost $34,362,324)		36,579,908

PREFERRED STOCK 3.2%

Oil & Gas Exploration & Production
Anadarko Petroleum Corp. CVT, 7.500% (cost $8,730,140)	223,739	8,725,821

MASTER LIMITED PARTNERSHIPS 80.3%

Electric Utilities 3.4%
Brookfield Infrastructure Partners LP (Canada)	210,307	8,992,728

Oil & Gas Equipment & Services 1.9%
USA Compression Partners LP	330,173	5,025,233

Oil & Gas Refining & Marketing 2.9%
NuStar Energy LP	156,178	7,679,272

Oil & Gas Storage & Transportation 72.1%
Antero Midstream Partners LP	186,200	4,580,520
Boardwalk Pipeline Partners LP	621,952	10,983,672
Buckeye Partners LP	179,697	12,923,808
Cheniere Energy Partners LP	479,622	13,865,872
Dominion Midstream Partners LP	138,842	4,015,311
Enbridge Energy Partners LP	509,363	11,073,552
Energy Transfer Partners LP	379,650	13,766,109
Enterprise Products Partners LP	505,353	14,028,599
EQT GP Holdings LP	123,833	3,232,041
EQT Midstream Partners LP	143,546	10,819,062
MPLX LP	161,602	5,155,104

See Notes to Financial Statements.

Prudential Jennison MLP Fund	9

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

Description	Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIPS (Continued)

Oil & Gas Storage & Transportation (cont’d.)
ONEOK Partners LP	310,908	$11,798,958
Phillips 66 Partners LP	107,999	5,932,385
Plains All American Pipeline LP	449,136	10,388,516
Plains GP Holdings LP (Class A Stock)	311,897	2,928,713
Rice Midstream Partners LP	503,493	9,208,887
Rose Rock Midstream LP	266,646	6,879,467
Shell Midstream Partners LP	121,783	4,110,176
Sunoco Logistics Partners LP	437,737	12,015,881
Tallgrass Energy GP LP	167,140	4,018,046
Tallgrass Energy Partners LP	300,093	13,582,209
Williams Partners LP	231,382	7,385,713

		192,692,601
TOTAL MASTER LIMITED PARTNERSHIPS (cost $194,585,594)		214,389,834

TOTAL LONG-TERM INVESTMENTS (cost $237,678,058)		259,695,563

SHORT-TERM INVESTMENT 5.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $13,347,000)(a)	13,347,000	13,347,000

TOTAL INVESTMENTS 102.2% (cost $251,025,058) (Note 5)		273,042,563
Liabilities in excess of other assets (2.2)%		(5,999,190)

NET ASSETS 100.0%		$267,043,373

CVT—Convertible Security

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Fund.

See Notes to Financial Statements.

10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$34,962,877	$—	$—
Renewable Electricity	1,617,031	—	—
Preferred Stock
Oil & Gas Exploration & Production	8,725,821	—	—
Master Limited Partnerships
Electric Utilities	8,992,728	—	—
Oil & Gas Equipment & Services	5,025,233	—	—
Oil & Gas Refining & Marketing	7,679,272	—	—
Oil & Gas Storage & Transportation	192,692,601	—	—
Affiliated Mutual Fund	13,347,000	—	—

Total	$273,042,563	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2016 were as follows:

Oil & Gas Storage & Transportation	85.2%
Affiliated Mutual Fund	5.0
Electric Utilities	3.4
Oil & Gas Exploration & Production	3.2
Oil & Gas Refining & Marketing	2.9
Oil & Gas Equipment & Services	1.9%
Renewable Electricity	0.6

102.2
Liabilities in excess of other assets	(2.2)

100.0%

See Notes to Financial Statements.

Prudential Jennison MLP Fund	11

Statement of Assets & Liabilities (unaudited)

as of May 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $237,678,058)	$259,695,563
Affiliated investments (cost $13,347,000)	13,347,000
Receivable for Fund shares sold	2,091,489
Receivable for investments sold	808,131
Dividends receivable	385,608
Franchise tax receivable	3,307
Income tax receivable	889
Prepaid expenses	271

Total assets	276,332,258

Liabilities
Payable for investments purchased	4,945,417
Payable for Fund shares reacquired	3,993,235
Management fee payable	229,223
Accrued expenses and other liabilities	76,883
Distribution fee payable	38,908
Affiliated transfer agent fee payable	5,219

Total liabilities	9,288,885

Net Assets	$267,043,373

Net assets were comprised of:
Shares of beneficial interest, at par	$34,942
Paid-in capital in excess of par	280,505,214

280,540,156
Accumulated net investment loss, net of taxes	(1,604,064)
Accumulated net realized loss on investment transactions, net of taxes	(33,906,390)
Net unrealized appreciation on investments and foreign currencies, net of taxes	22,013,671

Net assets, May 31, 2016	$267,043,373

See Notes to Financial Statements.

12

Class A
Net asset value and redemption price per share, ($62,588,797 ÷ 8,203,890 shares of beneficial interest issued and outstanding)	$7.63
Maximum sales charge (5.50% of offering price)	0.44

Maximum offering price to public	$8.07

Class C
Net asset value, offering price and redemption price per share, ($32,805,416 ÷ 4,386,985 shares of beneficial interest issued and outstanding)	$7.48

Class Z
Net asset value, offering price and redemption price per share, ($171,649,160 ÷ 22,351,289 shares of beneficial interest issued and outstanding)	$7.68

See Notes to Financial Statements.

Prudential Jennison MLP Fund	13

Statement of Operations (unaudited)

Six Months Ended May 31, 2016

Net Investment Income (Loss)
Income
Distributions from Master Limited Partnerships	$6,264,429
Less: Return of capital on distributions	(6,203,443)
Unaffiliated dividend income (net of foreign withholding taxes of $11,746)	849,721
Affiliated dividend income	23,080

Total income	933,787

Expenses
Management fee	924,357
Distribution fee—Class A	63,314
Distribution fee—Class C	117,982
Transfer agent’s fees and expenses (including affiliated expense of $14,700)	69,000
Tax service fees	42,000
Registration fees	34,000
Audit fee	31,000
Custodian and accounting fees	26,000
Shareholders’ reports	24,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Insurance expenses	1,000
Miscellaneous	4,958

Total expenses	1,353,611
Less: Management fee waiver and/or expense reimbursement	(16,869)
Distribution fee waiver—Class A	(10,552)

Net expenses	1,326,190

Net investment income (loss), before taxes	(392,403)

Net investment income (loss), net of taxes	(392,403)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(21,201,830)
Foreign currency transactions	(14,177)

(21,216,007)

Net change in unrealized appreciation (depreciation) on:
Investments	52,190,415
Foreign currencies	(1,222)

52,189,193

Net gain (loss) on investment and foreign currency transactions, net of taxes	30,973,186

Net Increase (Decrease) In Net Assets Resulting From Operations	$30,580,783

See Notes to Financial Statements.

14

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2016	Year Ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(392,403)	$(938,899)
Net realized gain (loss) on investment and foreign currency transactions, net of taxes	(21,216,007)	(13,073,784)
Net change in unrealized appreciation (depreciation) on investments and foreign currency, net of taxes	52,189,193	(31,250,936)

Net increase (decrease) in net assets resulting from operations	30,580,783	(45,263,619)

Distributions (Note 1)
Distributions from return of capital:
Class A	(1,572,032)	(1,328,469)
Class C	(860,427)	(807,747)
Class Z	(4,452,740)	(3,889,620)

	(6,885,199)	(6,025,836)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	171,604,144	169,772,395
Net asset value of shares issued in reinvestment of dividends and distributions	6,529,582	5,757,032
Cost of shares reacquired	(58,179,729)	(97,042,199)

Net increase (decrease) in net assets from Fund share transactions	119,953,997	78,487,228

Total increase (decrease)	143,649,581	27,197,773

Net Assets:
Beginning of period	123,393,792	96,196,019

End of period	$267,043,373	$123,393,792

See Notes to Financial Statements.

Prudential Jennison MLP Fund	15

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 18 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust operates as a Series company. The Trust currently consists of two investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison MLP Fund (the “Fund”) and Prudential Jennison 20/20 Focus Fund. The information presented in these financial statements pertains to the Prudential Jennison MLP Fund, a non-diversified series of the Trust. The Fund commenced investment operations on December 18, 2013. The investment objective of the Fund is to seek total return.

Note 1. Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

16

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison MLP Fund	17

Notes to Financial Statements (unaudited) (continued)

MLPs: The Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Concentration of Risk: Since the Fund concentrates its investments in the energy and/or natural resources sector, it will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting the sector. The mentioned sectors have historically experienced substantial price volatility. MLPs and other companies operating in these sectors are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy and natural resources companies.

Return of Capital Estimates: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2016, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Offering and Organization Costs: Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

18

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income (loss) (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay distributions from its gross income to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-date.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

Prudential Jennison MLP Fund	19

Notes to Financial Statements (unaudited) (continued)

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 35% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset; consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. At May 31, 2016, the Fund determined a valuation allowance was required for the entire deferred tax asset.

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/ (liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2016, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

20

Since the Fund will be subject to taxation on its taxable income, the Net Asset Value of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Fund’s benchmark Index, however, is calculated without any adjustments for taxes.

As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.98%.

PI has contractually agreed to limit net annual fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (including deferred tax expenses), interest, brokerage, extraordinary and certain other expenses) of each class of shares to 1.25% of the Fund’s average daily net assets. This waiver may not be terminated prior to March 31, 2017 without the prior approval of the Fund’s Board of Trustees.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Prudential Jennison MLP Fund	21

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 31, 2017.

PIMS has advised the Fund that it has received $179,941 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2016, it received $593 and $10,053 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund) (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2016, were $160,000,261 and $44,354,014, respectively.

22

Note 5. Tax Information

Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The Fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated rate of 2.13% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2016	Current	Deferred	Total
Federal	$—	$10,559,800	$10,559,800
State	—	571,190	571,190
Valuation allowance	—	(11,130,990)	(11,130,990)

Total tax expense	$—	$—	$—

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount
Application of statutory income tax rate	$10,703,274
State income taxes, net of Federal benefit	651,371
Effect of permanent difference	(165,249)
Change in estimated state deferred rate	(71,448)
Other	13,042
Valuation allowance	(11,130,990)

Total income tax expense/(benefit)	$—

As of May 31, 2016, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$2,691,445
Capital loss carryforward	10,261,190
Other	9,307
Less valuation allowance	(5,377,934)

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(7,584,008)

Net deferred tax asset	$—

Net operating loss carryforwards are available to offset future taxable income. Net operating loss carryforwards can be carried forward for 20 years and, accordingly, would begin to expire as of November 30, 2035. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2015	$994,159	November 30, 2035
November 30, 2016	6,254,549	November 30, 2036

Prudential Jennison MLP Fund	23

Notes to Financial Statements (unaudited) (continued)

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2019. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2014	$86,912	November 30, 2019
November 30, 2015	12,439,987	November 30, 2020
November 30, 2016	15,108,947	November 30, 2021

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2016 were as follows:

Tax Basis	$252,617,007

Appreciation	29,002,988
Depreciation	(8,577,432)

Net Unrealized Appreciation	$20,425,556

The book basis may differ from tax basis due to certain tax related adjustments.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

24

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2016:
Shares sold	5,184,911	$34,246,185
Shares issued in reinvestment of dividends and distributions	198,969	1,365,635
Shares reacquired	(1,098,637)	(7,190,631)

Net increase (decrease) in shares outstanding before conversion	4,285,243	28,421,189
Shares issued upon conversion from other share class(es)	97,524	628,823
Shares reacquired upon conversion into other share class(es)	(50,266)	(357,691)

Net increase (decrease) in shares outstanding	4,332,501	$28,692,321

Year ended November 31, 2015:
Shares sold	3,449,374	$34,177,728
Shares issued in reinvestment of dividends and distributions	130,153	1,169,428
Shares reacquired†	(1,058,135)	(9,895,476)

Net increase (decrease) in shares outstanding before conversion	2,521,392	25,451,680
Shares issued upon conversion from other class(es)	28,472	277,314
Shares reacquired upon conversion into other share class(es)	(59,913)	(589,576)

Net increase (decrease) in shares outstanding	2,489,951	$25,139,418

Class C
Six months ended May 31, 2016:
Shares sold	2,246,945	$14,568,614
Shares issued in reinvestment of dividends and distributions	123,592	829,278
Shares reacquired	(470,974)	(3,040,810)

Net increase (decrease) in shares outstanding before conversion	1,899,563	12,357,082
Shares issued upon conversion from other class(es)	—	—
Shares reacquired upon conversion into other share class(es)	(16,613)	(111,474)

Net increase (decrease) in shares outstanding	1,882,950	$12,245,608

Year ended November 31, 2015:
Shares sold	2,000,247	$19,233,499
Shares issued in reinvestment of dividends and distributions	87,724	775,224
Shares reacquired†	(436,757)	(3,980,303)

Net increase (decrease) in shares outstanding before conversion	1,651,214	$16,028,420
Shares reacquired upon conversion into other share class(es)	(5,183)	(46,320)

Net increase (decrease) in shares outstanding	1,646,031	$15,982,100

Prudential Jennison MLP Fund	25

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended May 31, 2016:
Shares sold	19,014,938	$122,789,345
Shares issued in reinvestment of dividends and distributions	629,227	4,334,669
Shares reacquired	(7,440,340)	(47,948,288)

Net increase (decrease) in shares outstanding before conversion	12,203,825	79,175,726
Shares issued upon conversion from other class(es)	64,318	458,033
Shares reacquired upon conversion into other share class(es)	(95,133)	(617,691)

Net increase (decrease) in shares outstanding	12,173,010	$79,016,068

Year ended November 31, 2015:
Shares sold	11,972,509	$116,361,168
Shares issued in reinvestment of dividends and distributions	417,030	3,812,380
Shares reacquired†	(8,592,505)	(83,166,420)

Net increase (decrease) in shares outstanding before conversion	3,797,034	37,007,128
Shares issued upon conversion from other share class(es)	64,772	635,896
Shares reacquired upon conversion into other share class(es)	(28,367)	(277,314)

Net increase (decrease) in shares outstanding	3,833,439	$37,365,710

†	Includes affiliated redemption of 1,072 shares with a value of $8,090, for Class A shares, 1,072 shares with a value of $7,976 for Class C shares, and 1,335,410 shares with a value of $11,141,266 for Class Z shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended May 31, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU

26

No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In November 2015, The FASB issued ASU No. 2015-17, regarding “Balance Sheet Classification of Deferred Taxes” that requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. ASU No. 2015-17 eliminates the current requirement for entities to present a net current and a net noncurrent deferred tax asset or liability in a classified balance sheet. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2015-17 and its impact on the financial statements and disclosures has not yet been determined.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison MLP Fund	27

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,	December 18, 2013(b) through November 30,
	2016		2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$7.45		$11.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.08)	(.09)
Net realized and unrealized gain (loss) on investments	.42		(3.21)	1.71
Total from investment operations	.40		(3.29)	1.62
Less Distributions:
Return of capital distributions	(.22)		(.45)	(.43)
Net asset value, end of period	$7.63		$7.45	$11.19
Total Return(a)	5.75%		(30.15)%	16.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,589		$28,833	$15,465
Average net assets (000)	$42,209		$26,174	$4,308
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.50%	(e)	1.50%	1.50%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	1.50%	(e)(g)	.98% (g)	3.14%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.57%	(e)	1.69%	2.07%	(e)
Net investment income (loss)	(.51)%	(e)	(.68)%	(1.24)%	(e)
Net investment income (loss), net of taxes	(.51)%	(e)(h)	(.82)% (h)	(.86)%	(e)(h)
Portfolio turnover rate	24%	(f)	83%	67%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculations are based on the average daily number of shares outstanding.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses).
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,	December 18, 2013(b) through November 30,
	2016		2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$7.33		$11.12	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.15)	(.17)
Net realized and unrealized gain (loss) on investments	.41		(3.19)	1.72
Total from investment operations	.37		(3.34)	1.55
Less Distributions:
Return of capital distributions	(.22)		(.45)	(.43)
Net asset value, end of period	$7.48		$7.33	$11.12
Total Return(a)	5.43%		(30.80)%	15.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,805		$18,364	$9,538
Average net assets (000)	$23,596		$15,814	$4,071
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	2.25%	(e)	2.25%	2.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	2.25%	(e)(g)	1.73% (g)	3.89%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	2.27%	(e)	2.39%	2.92%	(e)
Net investment income (loss)	(1.26)%	(e)	(1.44)%	(1.94)%	(e)
Net investment income (loss), net of taxes	(1.26)%	(e)(h)	(1.58)% (h)	(1.56)%	(e)(h)
Portfolio turnover rate	24%	(f)	83%	67%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculations are based on the average daily number of shares outstanding.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses).
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only.

See Notes to Financial Statements.

Prudential Jennison MLP Fund	29

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,	December 18, 2013(b) through November 30,
	2016		2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$7.49		$11.22	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.06)	(.06)
Net realized and unrealized gain (loss) on investments	.42		(3.22)	1.71
Total from investment operations	.41		(3.28)	1.65
Less Distributions:
Return of capital distributions	(.22)		(.45)	(.43)
Net asset value, end of period	$7.68		$7.49	$11.22
Total Return(a)	5.86%		(29.98)%	16.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$171,649		$76,197	$71,193
Average net assets (000)	$119,066		$79,796	$33,643
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	1.25%	(e)	1.25%	1.25%	(e)
Expenses after waivers and/or expense reimbursement, net of taxes	1.25%	(e)(g)	.73% (g)	2.89%	(e)(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.27%	(e)	1.39%	2.08%	(e)
Net investment income (loss)	(.23)%	(e)	(.46)%	(.93)%	(e)
Net investment income (loss), net of taxes	(.23)%	(e)(h)	(.60)% (h)	(.55)%	(e)(h)
Portfolio turnover rate	24%	(f)	83%	67%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculations are based on the average daily number of shares outstanding.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses).
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only.

See Notes to Financial Statements.

30

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison MLP Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MLP FUND

SHARE CLASS	A	C	Z
NASDAQ	PRPAX	PRPCX	PRPZX
CUSIP	74440G701	74440G800	74440G883

MF218E2    0294357-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      Prudential Investment Portfolios 18

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 20, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	July 20, 2016